Share-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Compensation Disclosure Stock Options [Abstract]
Price at which the Company may issue stock options (as a percent of market value)	100.00%
Weighted average fair value of stock options issued		$ 5.08	$ 4.08
Stock options modified	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	31.00%
Risk-free interest rate	2.65%
Stock Option [Member]
Share Based Compensation Disclosure Stock Options [Abstract]
Stock options available for issuance	17
Weighted average fair value of stock options issued	4.54
Unrecognized compensation cost related to stock options	3
Period over which unrecognized compensation cost related to stock options will be recognized	1.8
Forfeiture rate, officer employees	12.81%
Forfeiture rate, non-officer employees	0.00%
Expense to be recognized over the next three years for options granted during current year	4.4
Expense to be recognized per year over the next three years for options granted during current year	1.5
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility		38.00%	66.00%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected option term (years)	6	6	6
Risk-free interest rate		2.86%	2.01%
Stock Option Expense Table
Pre-tax compensation expense	7	9	10
Tax benefit	(2)	(2)	(3)
Share-based compensation expense, net of tax	5	7	7
Total intrinsic value of options excercised	8	2	3
Total fair value of options vested	7	11	13
Cash received from the exercise of stock options	4	2	6
Stock Option Rollforward Table
Beginning balance, options	20,482,000
Shares of common stock issued upon exercise of stock options	(958,000)
Forfeited and expired year to date, options	(11,197,000)
Granted year to date, options	1,131,000
Ending balance, options	9,458,000	20,482,000
Vested and expected to vest, options	9,379,000
Eligible for exercise, options	7,385,000
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Exercise Price [Abstract]
Beginning balance, weighted average exercise price	16.04
Exercised year to date, weighted average exercise price	4.21
Forfeited and expired year to date, weighted average exercise price	17.72
Granted year to date, weighted average exercise price	12.60
Ending balance, weighted average exercise price	13.82	$ 16.04
Vested and expected to vest, weighted average exercise price	13.84
Eligible for exercise, weighted average exercise price	14.58
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Remaining Contractual Term [Abstract]
Weighted average remaining term, total options outstanding	4.8
Weighted average remaining term, vested and expected to vest	4.7
Weighted average remaining term, eligible for exercise	4.1
Share Based Compensation Arrangement By Share Based Payment Award Options Average Intrinsic Value [Abstract]
Aggregate intrinsic value, total options outstanding	17
Aggregate intrinsic value, vested and expected to vest	16
Aggregate intrinsic value, eligible for exercise	14
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Unrecognized compensation cost related to restriced stock units	3
Period over which unrecognized compensation cost related to restricted stock units will be recognized	1.8
Share Based Compensation Disclosure Restricted Stock Units Components Of Stock Based Compensation [Abstract]
RSU expense before income tax	7	9	10
Tax benefit	(2)	(2)	(3)
Share-based compensation expense, net of tax	5	7	7
Restricted Stock Units Without Market Conditions [Member]
Share Based Compensation Disclosure Stock Options [Abstract]
Unrecognized compensation cost related to stock options	14
Period over which unrecognized compensation cost related to stock options will be recognized	1.9
Stock Option Expense Table
Pre-tax compensation expense	11	11	11
Tax benefit	(3)	(2)	(3)
Share-based compensation expense, net of tax	8	9	8
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Grant date fair value per Restricted Stock Unit	12.65	$ 12.18	$ 6.71
Total grant date fair value	20
Unrecognized compensation cost related to restriced stock units	14
Period over which unrecognized compensation cost related to restricted stock units will be recognized	1.9
Share Based Compensation Disclosure Restricted Stock Units Components Of Stock Based Compensation [Abstract]
RSU expense before income tax	11	11	11
Tax benefit	(3)	(2)	(3)
Share-based compensation expense, net of tax	8	9	8
Total value of RSUs converted	5	5	7
Total fair value of RSUs vested	10	12	12
Share Based Compensation Disclosure Restricted Stock Units Rollforward Of Activity [Abstract]
Nonvested, beginning balance, RSUs	2,167,000
Vested year to date, RSUs	982,000	929,000	619,000
Forfeited and expired year to date, RSUs	(395,000)
Granted year to date, RSUs	1,565,000
Nonvested, ending balance, RSUs	2,355,000	2,167,000
Vested at end of period, RSUs	2,620,000
Vested and expected to vest at end of period, RSUs	4,788,000
Share Based Compensation Disclosure Restricted Stock Units Weighted Average Grant Date Fair Value And Remaining Vesting Term [Abstract]
Nonvested, beginning balance, weighted average grade-date fair values	10.20
Vested year to date, weighted average grant-date fair values	10.91
Forfeited and expired year to date, weighted average grant-date fair values	12.16
Granted year to date, weighted average grant-date fair values	12.65	$ 12.18	$ 6.71
Nonvested, ending balance, weighted average grant-date fair values	11.40	$ 10.20
Vested at end of period, weighted average grant-date fair values	13.97
Vested and expected to vest at end of period, weighted average grant-date fair values	12.77
Nonvested, ending balance, weighted average remaining vesting term	1.6
Share Based Compensation Disclosure Restricted Stock Units Vesting And Conversion Activity [Abstract]
RSUs vested during the year	982,000	929,000	619,000
RSUs converted during the year	442,000	386,000	772,000
Shares withheld for taxes from RSUs converted during the year	150,000	127,000	238,000
Restricted Stock Units With Market Conditions [Member]
Share Based Compensation Disclosure Stock Options [Abstract]
Unrecognized compensation cost related to stock options	6
Period over which unrecognized compensation cost related to stock options will be recognized	2.0
Stock Option Expense Table
Pre-tax compensation expense	5	4	4
Tax benefit	(1)	(1)	(1)
Share-based compensation expense, net of tax	4	3	3
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Grant date fair value per Restricted Stock Unit	17.68	$ 11.57	$ 6.68
Total grant date fair value	12
Discount applied to the closing price of the Company's stock on the grant date to estimate the fair value to reflect the market condition applied	137.00%
Unrecognized compensation cost related to restriced stock units	6
Period over which unrecognized compensation cost related to restricted stock units will be recognized	2.0
Share Based Compensation Disclosure Restricted Stock Units Components Of Stock Based Compensation [Abstract]
RSU expense before income tax	5	4	4
Tax benefit	(1)	(1)	(1)
Share-based compensation expense, net of tax	4	3	3
Total value of RSUs converted	0	3	4
Total fair value of RSUs vested	0	$ 0	$ 0
Share Based Compensation Disclosure Restricted Stock Units Rollforward Of Activity [Abstract]
Nonvested, beginning balance, RSUs	1,283,000
Vested year to date, RSUs	0	0	0
Forfeited and expired year to date, RSUs	(693,000)
Granted year to date, RSUs	767,000
Nonvested, ending balance, RSUs	1,357,000	1,283,000
Vested at end of period, RSUs	0
Vested and expected to vest at end of period, RSUs	1,268,000
Share Based Compensation Disclosure Restricted Stock Units Weighted Average Grant Date Fair Value And Remaining Vesting Term [Abstract]
Nonvested, beginning balance, weighted average grade-date fair values	9.80
Vested year to date, weighted average grant-date fair values	0
Forfeited and expired year to date, weighted average grant-date fair values	13.94
Granted year to date, weighted average grant-date fair values	17.68	$ 11.57	$ 6.68
Nonvested, ending balance, weighted average grant-date fair values	10.78	$ 9.80
Vested at end of period, weighted average grant-date fair values	0
Vested and expected to vest at end of period, weighted average grant-date fair values	10.55
Nonvested, ending balance, weighted average remaining vesting term	1.1
Share Based Compensation Disclosure Restricted Stock Units Vesting And Conversion Activity [Abstract]
RSUs vested during the year	0	0	0
RSUs converted during the year	0	245,000	410,000
Shares withheld for taxes from RSUs converted during the year	0	102,000	153,000
Restricted Stock Units With Market And Performance Conditions [Member]
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Grant date fair value per Restricted Stock Unit	15.28
Share Based Compensation Disclosure Restricted Stock Units Weighted Average Grant Date Fair Value And Remaining Vesting Term [Abstract]
Granted year to date, weighted average grant-date fair values	15.28
Restricted Stock Units With Performance Conditions [Member]
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Grant date fair value per Restricted Stock Unit	12.88
Share Based Compensation Disclosure Restricted Stock Units Weighted Average Grant Date Fair Value And Remaining Vesting Term [Abstract]
Granted year to date, weighted average grant-date fair values	12.88